Share-Based Compensation - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Installment shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Jun. 10, 2021 shares	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	¥ 289,705	¥ 408,208	¥ 281,744
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Share based compensation arrangement by share based payment award option Forfeitures | shares	0	18,000	257,750
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	¥ 289,705	¥ 332,509	¥ 176,778
Unrecognized compensation expense	¥ 285,425
Weighted average period over which unrecognized compensation expense is expected to be recognized	11 months 12 days
Restricted Stock Units One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Restricted Stock Units One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months
Number of equal vesting installments | Installment	4
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award accelerated compensation cost				¥ 1,869
Share based compensation arrangement by share based payment award option Forfeitures | shares				262,503
Employee Stock Option [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	3,550,617	3,144,152	2,908,370
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation in general and administrative expenses		¥ 191	¥ 6,746
Non Employee Options [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares	0	0	0
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	¥ 289,705	¥ 408,208	¥ 279,748
Huya 2017 Share Incentive Plan [Member] | Grant vesting attribution Method [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		75,699	102,970
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares						28,394,117
Huya 2017 Share Incentive Plan [Member] | Incentive Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares						17,647,058
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
Share-based compensation arrangement by share-based payment award, vesting rate	50.00%
Huya 2017 Share Incentive Plan [Member] | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	48 months
Huya 2017 Share Incentive Plan [Member] | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	24 months
JOYY 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 0	¥ 1,996
Unrecognized compensation expense	¥ 0
Huya 2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Huya 2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares					3,530,111